Average Annual Total Returns{- Fidelity Flex Conservative Income Municipal Bond Fund} - 12.31 Fidelity Flex Conservative Income Municipal Bond Fund PRO-06 - Fidelity Flex Conservative Income Municipal Bond Fund
	Fidelity Flex Conservative Income Municipal Bond Fund Return Before Taxes Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund Return Before Taxes Since Inception		Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions Since Inception		Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Conservative Income Municipal Bond Fund After Taxes on Distributions and Sales Since Inception		LB319 Past 1 year	LB319 Since Inception		IXY1N Past 1 year	IXY1N Since Inception
Total	1.48%	1.77%	[1]	1.48%	1.77%	[1]	1.40%	1.74%	[1]	1.76%	1.72%	[1]	1.22%	1.47%	[1]

[1]	(a)From October 12, 2017